Significant Accounting Policies and Practices - Schedule of Consolidated Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2024
Jerrick Ventures LLC [Member]
Schedule of Consolidated Subsidiaries [Line Items]
State or other jurisdiction of incorporation or organization	Delaware
Company Ownership Interest	100.00%	100.00%	100.00%
Abacus Tech Pty Ltd [Member]
Schedule of Consolidated Subsidiaries [Line Items]
State or other jurisdiction of incorporation or organization	Australia
Company Ownership Interest	100.00%	100.00%	100.00%
OG Collection, Inc. [Member]
Schedule of Consolidated Subsidiaries [Line Items]
State or other jurisdiction of incorporation or organization	Delaware
Company Ownership Interest	20.00%		44.00%
Vocal, Inc. [Member]
Schedule of Consolidated Subsidiaries [Line Items]
State or other jurisdiction of incorporation or organization	Nevada
Company Ownership Interest	20.00%		41.73%
S96 NYC, LLC [Member]
Schedule of Consolidated Subsidiaries [Line Items]
State or other jurisdiction of incorporation or organization	New York
Company Ownership Interest	100.00%	100.00%	100.00%